Document and Entity Information (USD $)	12 Months Ended
	Jun. 30, 2012	Oct. 15, 2012	Dec. 30, 2011
Document And Entity Information
Entity Registrant Name	PRECISION OPTICS Corp INC
Entity Central Index Key	0000867840
Document Type	S-1
Document Period End Date	Jun. 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 410,820
Entity Common Stock, Shares Outstanding		4,029,134
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012